Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	162,158,347.41	16,921
Yield Supplement Overcollateralization Amount 08/31/24	2,806,182.61	0
Receivables Balance 08/31/24	164,964,530.02	16,921
Principal Payments	10,503,639.42	330
Defaulted Receivables	197,971.47	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	2,498,209.60	0
Pool Balance at 09/30/24	151,764,709.53	16,578

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.33%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,560,073.98	261
Past Due 61-90 days	1,163,732.92	81
Past Due 91-120 days	304,275.71	24
Past Due 121+ days	0.00	0
Total	5,028,082.61	366

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Delinquency Trigger Occurred	NO

Recoveries	143,660.38
Aggregate Net Losses/(Gains) - September 2024	54,311.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	0.47%
Third Prior Net Losses/(Gains) Ratio	-0.29%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.77%
Weighted Average Contract Rate, Yield Adjusted	5.78%
Weighted Average Remaining Term	21.68

Flow of Funds	$ Amount
Collections	11,153,075.02
Investment Earnings on Cash Accounts	24,496.53
Servicing Fee	(137,470.44)
Transfer to Collection Account	0.00
Available Funds	11,040,101.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	41,778.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,889,005.72
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	574,815.97

Total Distributions of Available Funds	11,040,101.11

Servicing Fee	137,470.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	156,653,715.25
Principal Paid	10,393,637.88
Note Balance @ 10/15/24	146,260,077.37

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-3
Note Balance @ 09/16/24	7,083,715.25
Principal Paid	7,083,715.25
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-4
Note Balance @ 09/16/24	100,020,000.00
Principal Paid	3,309,922.63
Note Balance @ 10/15/24	96,710,077.37
Note Factor @ 10/15/24	96.6907392%

Class B
Note Balance @ 09/16/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	33,030,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	16,520,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	71,647.26
Total Principal Paid	10,393,637.88
Total Paid	10,465,285.14

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	1,770.93
Principal Paid	7,083,715.25
Total Paid to A-3 Holders	7,085,486.18

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	3,309,922.63
Total Paid to A-4 Holders	3,349,930.63

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0652424
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.4645072
Total Distribution Amount	9.5297496

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0045339
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	18.1354717
Total A-3 Distribution Amount	18.1400056

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	33.0926078
Total A-4 Distribution Amount	33.4926078

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	470.38
Noteholders' Principal Distributable Amount	529.62

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	5,504,632.16
Investment Earnings	22,802.60
Investment Earnings Paid	(22,802.60)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$929,463.68	$1,083,322.76	$1,228,610.45
Number of Extensions	72	82	92
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.61%	0.65%